Document and Entity Information	Nov. 03, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001723580
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 03, 2021
Entity Registrant Name	BURGERFI INTERNATIONAL, INC.
Entity File Number	001-38417
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	82-2418815
Entity Address, Address Line One	105 US Highway 1
Entity Address, City or Town	North Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33408
City Area Code	(561)
Local Phone Number	844-5528
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	BFI
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	BFIIW
Security Exchange Name	NASDAQ